Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES
Others	$ 3,057,323	$ 1,908,048
Total Revenues	3,057,323	1,908,048
COST OF REVENUES
Holistic wellness consumer products and services	2,222,009	1,465,976
Total Cost of Revenues	2,222,009	1,465,976
GROSS PROFIT	835,314	442,072
OPERATING EXPENSES:
Selling	58,953	34,938
General and administrative	1,908,295	1,996,594
Impairment loss of long-lived assets		14,755,560
Research and development	244
Total Operating Expenses	1,967,492	16,787,092
LOSS FROM OPERATIONS	(1,132,178)	(16,345,020)
OTHER INCOME (EXPENSE)
Interest expense, net	(43,657)	(42,962)
Loss on debt settlement		(448,000)
Other (expense) income, net	(30,135)	86,729
Total Other Expense, net	(73,792)	(404,233)
LOSS BEFORE INCOME TAXES	(1,205,970)	(16,749,253)
BENEFIT FOR INCOME TAXES	(4,274)	(979)
NET LOSS FROM CONTINUING OPERATIONS	(1,201,696)	(16,748,274)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES		(84,673)
NET LOSS	(1,201,696)	(16,832,947)
Less: Net (loss) income attributable to noncontrolling interest from continuing operations	2,305	(5,118)
NET LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	(1,204,001)	(16,827,829)
NET LOSS	(1,201,696)	(16,832,947)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	25,115	39,786
TOTAL COMPREHENSIVE LOSS	(1,176,581)	(16,793,161)
Less: Comprehensive (loss) income attributable to noncontrolling interest	2,254	(4,948)
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	$ (1,178,835)	$ (16,788,213)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	37,156,364	28,370,557
Diluted	37,156,364	28,370,557
LOSS (INCOME) PER SHARE
Basic - continuing operations	$ (0.03)	$ (0.59)
Diluted - continuing operations	(0.03)	(0.59)
Basic - discontinued operations		(0.00)
Diluted - discontinued operations		(0.00)
Basic	(0.03)	(0.59)
Diluted	$ (0.03)	$ (0.59)
Property Management Services [Member]
REVENUES
Others	$ 2,089,041	$ 1,908,048
Total Revenues	2,089,041	1,908,048
COST OF REVENUES
Holistic wellness consumer products and services	1,622,146	1,465,976
Total Cost of Revenues	1,622,146	1,465,976
GROSS PROFIT	466,895	442,072
Holistic Wellness Consumer Products and Services [Member]
REVENUES
Others	893,785
Total Revenues	893,785
COST OF REVENUES
Holistic wellness consumer products and services	599,863
Total Cost of Revenues	599,863
GROSS PROFIT	293,922
Others [Member]
REVENUES
Others	74,497
Total Revenues	74,497
COST OF REVENUES
Holistic wellness consumer products and services
Total Cost of Revenues
GROSS PROFIT	$ 74,497